Fees Summary	Apr. 15, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	(comprised of $500,000,000 of the Floating Rate Senior Notes Due 2029, $2,000,000,000 of the Fixed/Floating Rate Senior Notes Due 2029, $2,500,000,000 of the Fixed/Floating Rate Senior Notes Due 2031 and $3,000,000,000 of the Fixed/Floating Rate Senior Notes Due 2036).
Narrative - Max Aggregate Offering Price	$ 8,000,000,000.00
Final Prospectus	true